Note 8 - Industry Segment Data	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
8.	INDUSTRY SEGMENT DATA

The Company is engaged in the steel processing, pipe manufacturing and processing and steel and pipe distribution business. Within the Company, there are two product groups: coil and tubular. The Company’s coil operations involve converting steel coils into flat sheet and plate steel cut to customer specifications and reselling steel coils. Through its tubular operations, the Company purchases, processes, manufactures and markets tubular products. The following is a summary of significant financial information relating to the product groups:

	Year Ended March 31
	2016	2015
NET SALES:
Coil	$66,114,148	$72,913,058
Tubular	15,517,234	35,409,722
TOTAL NET SALES	$81,631,382	$108,322,780
OPERATING PROFIT (LOSS):
Coil	$5,098,322	$(259,690)
Tubular	(3,097,409)	2,602,210
TOTAL OPERATING PROFIT	2,000,913	2,342,520
General corporate expenses	(1,977,542)	(1,717,744)
Interest and other income	375,310	61,040
TOTAL EARNINGS BEFORE INCOME TAXES	$398,681	$685,816
IDENTIFIABLE ASSETS:
Coil	$25,316,558	$21,248,710
Tubular	37,543,446	42,143,785
	62,860,004	63,392,495
General corporate assets	4,030,393	3,565,529
TOTAL ASSETS	$66,890,397	$66,958,024
DEPRECIATION:
Coil	$1,153,519	$1,141,567
Tubular	510,427	571,086
Corporate and other	9,775	8,972
	$1,673,721	$1,721,625
CAPITAL EXPENDITURES:
Coil	$422,481	$229,425
Tubular	1,695,512	5,646,780
Corporate and other	6,656	—
	$2,124,649	$5,876,205

Operating profit is total net sales less operating expenses, excluding general corporate expenses, interest expense and interest and other income. General corporate expenses reflect general and administrative expenses not directly associated with segment operations and consist primarily of corporate and accounting salaries, professional fees and services, bad debts, accrued profit sharing expense, accrued quarterly incentive bonuses, corporate insurance expenses and office supplies. Corporate assets consist primarily of cash and the cash value of officers’ life insurance. Although inventory is transferred at cost between product groups, there are no sales between product groups. Capital expenditures were related primarily to the construction of the Company’s pipe-finishing facility located in Lone Star, Texas. As of March 31, 2016, capitalized expenditures related to the construction of the facility totaled approximately $8,784,000.